Class C Prospectus | High Yield Portfolio
High Yield Portfolio

Prospectus Supplement

December 22, 2015

Morgan Stanley Institutional Fund Trust

Supplement dated December 22, 2015 to the Morgan Stanley Institutional Fund Trust Prospectus dated April 30, 2015

High Yield Portfolio
(Class C)
(the "Portfolio")

The total expense ratio cap of Class C shares of the Portfolio has been decreased, effective January 4, 2016. Accordingly, effective January 4, 2016, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—High Yield Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class C Prospectus High Yield Portfolio Class C
Advisory Fee	0.60%
Distribution and/or Shareholder Service (12b-1) Fee	1.00%
Other Expenses	1.42%
Total Annual Portfolio Operating Expenses	3.02%	[1]
Fee Waiver and/or Expense Reimbursement	1.27%	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.75%	[1]
[1]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) will not exceed 1.75% for Class C. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Example information under the section of the Prospectus entitled "Portfolio Summary—High Yield Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you SOLD Your Shares:
Expense Example	1 Year	3 Years
Class C Prospectus | High Yield Portfolio | Class C | USD ($)	278	551

If you HELD Your Shares:
Expense Example No Redemption	1 Year	3 Years
Class C Prospectus | High Yield Portfolio | Class C | USD ($)	178	551

The third footnote following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—High Yield Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) will not exceed 1.75% for Class C. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Please retain this supplement for future reference.

  C-IFTFISPT-1215